Financial Liabilities At Amortised Cost - Bank Loans (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank Loans [Abstract]
Local financial institutions	$ 11,712,474	$ 11,934,392
Central Bank	45,531	43,000
Foreign financial institutions		2,552,289
Total Bank Loans	$ 11,758,005	$ 14,529,681